American Century Variable Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

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VP BALANCED FUND * VP CAPITAL APPRECIATION FUND * VP GLOBAL GROWTH FUND
VP GROWTH FUND * VP INCOME & GROWTH FUND * VP INTERNATIONAL FUND
VP LARGE COMPANY VALUE FUND * VP MID CAP VALUE FUND * VP ULTRA® FUND
VP VALUE FUND * VP VISTA(SM) FUND

Supplement dated May 1, 2008 * Statement of Additional Information dated May 1, 2008

AS OF MAY 9, 2008, THE ENTRY FOR FEI ZOU ON PAGE 54 IS DELETED.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

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